Employee benefits, Significant actuarial assumptions (Details) $ in Thousands	Dec. 31, 2020 MXN ($) Employee	Dec. 31, 2019 Employee
Significant actuarial assumptions [Abstract]
Percentage of employees working under collective bargaining agreements	12.00%	18.00%
Number of employees | Employee	934	1,099
Discount Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	7.50%	8.50%
Discount Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (54)
Discount Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 6,598
Salary Increase Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	4.00%	4.00%
Salary Increase Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 5,711
Salary Increase Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (678)
Inflation Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	3.50%	3.50%
Average Working Life Expectancy [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	16.10%	18.30%
Average Working Life Expectancy [Member] | One year Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 3,426
Average Working Life Expectancy [Member] | One year Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (3,490)